BALANCE SHEETS - USD ($)	Jan. 31, 2026	Jan. 31, 2025
Assets
Cash and cash equivalents	$ 23,162,609	$ 100,204,531
Accrued income receivable	782,363	1,160,761
Contract asset	263,982	240,642
Prepaid expenses	147,371	122,518
Current assets	24,356,325	101,728,452
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	24,356,328	101,728,455
Liabilities, Unallocated Reserve And Trust Corpus
Distribution payable	3,411,203	78,064,060
Accrued expenses	542,250	336,675
Total liabilities	3,953,453	78,400,735
Unallocated reserve	20,402,872	23,327,717
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 24,356,328	$ 101,728,455